Common Stock - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Common stock, shares authorized	250,000	250,000	250,000	12,936
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001